SAFEs (Details) - USD ($)	12 Months Ended		14 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
SAFEs
Proceeds from issuance of SAFE liability	$ 30,000	$ 3,010,300	$ 3,100,000